Net Loss Per Share (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) - $ / shares	2 Months Ended	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2023
Schedule of Basic and Diluted Net Loss Per Common Share [Abstract]
Net loss per share, diluted	$ (0.02)	$ (0.48)